A&Q Multi-Strategy Fund

Schedule of Portfolio Investments

(Unaudited)

June 30, 2022

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Credit/Income

Aeolus Property Catastrophe Keystone PF Fund LP	Global	$265,659	$202,187	0.05%	6/1/2013	Custom Dates	93 days	1/31/2023		(d	)

Boundary Creek Fund Offshore Ltd.	Global	11,250,000	12,375,320	2.87	10/1/2020	Quarterly	90 days	6/30/2022	(e)	$3,093,830

L&R Asia Credit Alpha Fund	China (Mainland)	20,720,000	16,506,932	3.82	11/1/2021	Quarterly	60 days	12/31/2024	(f)	$16,506,932

Redwood Opportunity Offshore Fund, Ltd.	US/Canada	8,973,227	12,160,417	2.82	2/1/2017	Quarterly	60 days	6/30/2022	(e)	$3,040,104

Credit/Income Subtotal		41,208,886	41,244,856	9.56

Equity Hedged

Anomaly Capital International, Ltd.	Global	20,000,000	25,024,827	5.80	10/1/2020	Quarterly	60 days	9/30/2022	(e),(f)	$4,474,946

MY Asian Opportunities Fund, L.P.	Asia including Japan	16,348,605	22,655,893	5.25	4/1/2018	Quarterly	60 days	6/30/2022		$22,655,893

Nekton Global Fund Ltd.	Global	12,000,000	12,186,128	2.83	2/1/2022	Quarterly	60 days	6/30/2022		$12,186,128

Parsifal Offshore Ltd.	Global	17,972,258	15,420,881	3.57	3/1/2021	Quarterly	60 days	6/30/2022	(e)	$3,855,220

Pleiad Asia Offshore Feeder Fund	Asia including Japan	7,056,353	8,827,302	2.05	2/1/2018	Quarterly	60 days	6/30/2022	(e)	$2,206,825

Point72 Capital International, Ltd.	Global	14,427,163	20,888,536	4.84	8/1/2018	Quarterly	45 days	6/30/2022	(e)	$5,222,134

Equity Hedged Subtotal		87,804,379	105,003,567	24.34

Multi-Strategy

Empyrean Capital Overseas Fund, Ltd.	US/Canada	14,563,321	13,068,951	3.03	12/1/2021	Quarterly	65 days	6/30/2022	(e)	$3,267,238

Millennium International Ltd.	Global	3,422,364	9,085,544	2.10	4/1/2011	Quarterly	90 days	6/30/2022	(e)	$2,271,386

Schonfeld Strategic Partners Offshore Fund Ltd.	Global	25,000,000	27,358,564	6.34	6/1/2021	Monthly	45 days	6/30/2022		$27,358,564

Multi-Strategy Subtotal		42,985,685	49,513,059	11.47

Relative Value

Elan Feeder Fund Ltd.	Global	15,000,000	16,581,031	3.85	2/1/2022	Monthly	45 days	6/30/2022	(e)	$4,145,258

Galton Agency MBS Offshore Fund, Ltd.	US/Canada	16,000,000	15,282,621	3.54	8/1/2021	Monthly	30 days	6/30/2022	(g)	$7,641,310

Linden Investors LP	Global	7,509,659	16,316,906	3.78	4/1/2014	Quarterly	65 days	6/30/2022	(e)	$4,079,226

Symmetry International Fund, Ltd.	Global	29,462,443	58,339,986	13.52	1/1/2015	Anniversary - 2 Years	180 days	12/31/2022		$58,339,986

Relative Value Subtotal		67,972,102	106,520,544	24.69

Trading

East One Commodity Fund Ltd.	Global Markets	17,853,854	25,998,014	6.02	3/1/2021	Monthly	30 days	6/30/2022		$25,998,014

Element Capital Feeder Fund, Ltd.	Global	17,619,264	24,477,133	5.67	4/1/2016	Quarterly	90 days	6/30/2022	(e)	$6,119,283

Rokos Global Macro Fund, Ltd.	Global	11,554,228	15,645,261	3.63	11/1/2015	Monthly	90 days	6/30/2022	(e)	$3,911,315

Statar Capital Offshore (Cayman), Ltd.	US/Canada	15,500,000	19,497,820	4.52	4/1/2022	Monthly	30 days	6/30/2022		$19,497,820

Trading Subtotal		62,527,346	85,618,228	19.84

Total Investment Funds		$302,498,398	$387,900,254	89.90%

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2022

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)

Generally, the Investment Fund is renewed on the anniversary date each year or paid out within 3 months after the anniversary date. However, if there are insurance claims, the amount and time of payment becomes uncertain and can take years to settle. As of June 30, 2022, the Fund is not aware of any uncertainties related to redemptions.

(e)	The Investment Fund is subject to an investor level gate of 25%.
(f)	This holding is under lock-up and is not redeemable without paying a fee.
(g)	The Investment Fund is subject to an investor level gate of 50%.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Trustees.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $387,900,254. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The Investment Funds in the credit/income strategy (total fair value of $41,244,856) utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. As of June 30, 2022, the Investment Funds in the credit/income strategy had $41,042,669 representing 99.5% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $16,506,932, representing 40% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 36 months after acquisition. The remaining restriction period for these investments ranges from 28-29 months at June 30, 2022.

The Investment Funds in the equity hedged strategy (total fair value of $105,003,567) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of June 30, 2022, the Investment Funds in the equity hedged strategy had $70,161,546, representing 67% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $25,024,827, representing 24% of the value of the investments in this category, that cannot be redeemed in full because the investments

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2022

include restrictions that do not allow for redemptions in the first 24 months after acquisition. The remaining restriction period for these investments ranges from 3-7 months at June 30, 2022.

The Investment Funds in the multi-strategy strategy (total fair value of $49,513,059) invest in both long and short, equity and debt strategies that are primarily in U.S. based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. As of June 30, 2022, the Investment Funds in the multi-strategy strategy had $22,154,495, representing 45% of the value of the investments in this category, subject to investor level gates.

The Investment Funds in the relative value strategy (total fair value of $106,520,544), a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of June 30, 2022, the Investment Funds in the relative value strategy had $48,180,558, representing 45% of the value of the investments in this category, subject to investor level gates.

The Investment Funds in the trading strategy (total fair value of $85,618,228) are generally top-down in nature and often driven by econometric and macroeconomic research. The Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. As of June 30, 2022, the Investment Funds in the trading strategy had $40,122,394, representing 47% of the value of the investments in this category, subject to investor level gates.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2022.

Please refer to the March 31, 2022 financial statements for full disclosure on the Fund’s portfolio valuation methodology.